--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE


                               PERSONAL STRATEGY
                               INCOME FUND

                               -----------------
                               NOVEMBER 30, 2000
                               -----------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

---------------------
FINANCIAL  HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                6 Months    Year
                                  Ended     Ended
                                11/30/00   5/31/00   5/31/99    5/31/98   5/31/97   5/31/96
NET ASSET VALUE
Beginning of period           $    13.00  $  13.35  $  13.13  $   11.98  $  11.85  $  10.94
Investment activities
   Net investment
   income (loss)                    0.27*     0.54*     0.51*      0.50*     0.51*     0.50*
   Net realized and
   unrealized gain (loss)           0.05      0.02      0.31       1.43      1.10      0.98
   Total from investment
   activities                       0.32      0.56      0.82       1.93      1.61      1.48
Distributions
   Net investment income           (0.27)    (0.54)    (0.50)     (0.50)    (0.50)    (0.47)
   Net realized gain                   -     (0.37)    (0.10)     (0.28)    (0.98)    (0.10)
   Total distributions             (0.27)    (0.91)    (0.60)     (0.78)    (1.48)    (0.57)
NET ASSET VALUE
End of period                 $    13.05  $  13.00  $  13.35   $  13.13  $  11.98  $  11.85
                              =============================================================

Ratios/Supplemental Data

Total return++                    2.46%*     4.39%*    6.43%*    16.61%*   14.70%*   13.84%*
Ratio of total expenses to
average net assets                0.90%+*    0.90%*    0.90%*     0.95%*    0.95%*    0.95%*
Ratio of net investment
income (loss) to average
net assets                        4.07%+*    4.06%*    3.91%*     4.13%*    4.38%*    4.31%*
Portfolio turnover rate           72.7%+     45.4%     48.9%      30.9%     44.8%     34.1%
Net assets, end of period
(in thousands)                 $221,229   $198,885  $208,208  $  85,898  $ 44,368  $ 25,545

++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/02 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+  Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

-------------------------
PORTFOLIO OF INVESTMENTS                              Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS  39.0%

FINANCIAL 7.2%

Bank and Trust 2.8%
Abbey National (GBP)                                      17,300     $       273
ABN Amro Holding (EUR)                                     4,300              90
Allied Irish Banks (EUR)                                   7,700              84
Australia & New Zealand Banking Group (AUD)                  600               5
Australia & New Zealand Banking Group ADR                  2,500              98
Banca Commerciale Italiana (EUR)                          14,800              92
Banca Intesa (EUR)                                        25,900             113
Banca Popolare di Milano (EUR)                             1,900              12
Banco Bradesco ADR                                        12,300              85
Banco de Bilbao Vizcaya Argentaria ADR                    15,600             207
Banco Frances del Rio de la Plata ADR                      4,635              90
Banco Santiago ADR                                         5,800             116
Bank of America                                            9,400             375
Bank of New York                                           6,200             342
Bank One                                                   9,600             344
Bankgesellschaft Berlin (EUR)                              3,200              42
Barclays Group (GBP)                                       6,800             191
BNP Paribas (EUR)                                            800              62
Charter One Financial                                      1,465              35
Chase Manhattan                                            5,500             203
Chittenden                                                 5,000             134
Citizens Banking                                           2,900              68
Commonwealth Bank of Australia (AUD)                       7,400             123
Downey Financial                                           5,100             232
Dresdner Bank (EUR)                                        5,700             210
DSB Group Holdings (SGD)                                   8,978             102
First Bell Bancorp                                           600               8
First Mariner Bancorp                                        600               3
Firstar                                                    2,700              52
Frankfort First Bancorp                                      300               4
Glacier Bancorp                                            3,010              35
KBC Bancassurance Holding (EUR)                            1,400              55
Marshall & Ilsley                                            200               9

3
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--------------------------------------------------------------------------------

                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Mellon Financial                                          17,700  $         830
Overseas Chinese Bank (SGD)                               11,400             77
Societe Generale (EUR)                                       540             29
Southwest Bancorp *                                        4,400            157
State Street                                               2,300            297
Sumitomo Bank (JPY)                                       19,000            189
Summit Bancorp                                               900             33
Svenska Handelsbanken (Series A) (SEK)                     6,900            110
UniCredito Italiano (EUR)                                 25,800            129
Valley National Bancorp                                    4,400            128
Wells Fargo                                                5,800            275
Westamerica                                                3,700            126
                                                                  -------------
                                                                          6,274
                                                                  -------------
Insurance 1.9%
ACE Limited                                                7,000            276
Aegon (EUR)                                                2,400             99
American General                                           3,800            285
American International Group                               1,459            141
AMP Limited (AUD)                                          4,200             42
Brown and Brown                                            4,800            152
Harleysville Group                                         1,200             30
Hartford Financial Services Group                            700             50
Istituto Nazionale delle Assicurazioni (EUR) *            26,482             76
London Pacific Group ADR                                   3,600             42
Marsh & McLennan                                           2,500            288
PartnerRe Holdings                                         2,800            148
Selective Insurance                                        1,000             20
St. Paul                                                  11,900            596
Sumitomo Marine & Fire Insurance (JPY)                    35,000            234
Swiss Re                                                      86            191
UNUM Provident                                            24,700            667
W. R. Berkley                                              1,400             50
XL Capital (Class A)                                       9,400            750
                                                                  -------------
                                                                          4,137
                                                                  -------------
Financial Services 2.5%
American Express                                           9,300            511
Amvescap (GBP)                                             7,300            117
Associates First Capital (Class A)                         2,900            102


4
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

AXA (EUR)                                                  1,000  $          140
Banacci (MXN)                                            138,000             190
Capital One Financial                                      4,100             229
Charles Schwab                                             1,800              50
Citigroup                                                 15,964             795
Credit Lyonnais (EUR)                                        800              27
Delta Financial *                                          2,200               1
Fannie Mae                                                15,700           1,240
Financial Federal *                                        1,400              33
Freddie Mac                                               11,500             695
GIMV (EUR)                                                 1,000              40
Goldman Sachs Group                                          700              57
HSBC Holdings (GBP)                                       24,126             318
ING Groep (EUR)                                            3,150             227
ITLA Capital *                                             1,700              25
Morgan Stanley Dean Witter                                 2,800             177
Nomura Securities (JPY)                                    6,000             126
Pearson (GBP)                                              4,800             106
Providian Financial                                        2,200             198
Stilwell Financial                                         3,900             127
                                                                           5,531
                                                                  --------------
Total Financial                                                           15,942
                                                                  --------------

UTILITIES 2.6%

Telephone 1.6%
AT&T                                                       5,375             106
AT&T Liberty Media (Class A) *                             5,400              73
BellSouth                                                  5,400             226
British Telecom ADR                                        1,200             103
KPN (EUR)                                                  3,013              41
Nextel Communications (Class A) *                          2,300              71
Nippon Telegraph & Telephone (JPY)                            35             301
Portugal Telecom (EUR)                                     4,200              34
Rural Cellular (Class A) *                                   500              18
SBC Communications                                         9,800             538
Sprint                                                     7,600             175
Sprint PCS *                                               1,800              41


5
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Swisscom (CHF)                                               190  $           45
Tele Danmark (DKK)                                           300              12
Telebras ADR                                               2,200             127
Telecom Corp. of New Zealand                               7,000              16
Telecom Corp. of New Zealand ADR                             600              11
Telecom Italia (EUR)                                      15,300             177
Telecom Italia Mobile (EUR)                               27,700             219
Telefonica ADR *                                           3,905             185
Telefonos de Mexico (Telmex) (Class L) ADR                 7,700             361
Vodafone PLC                                              15,250             522
Western Wireless *                                           800              32
WorldCom *                                                 1,381              21
XO Communications *                                        1,600              24
                                                                           3,479
Electric Utilities 0.9%
Cleco                                                      4,300             201
E.On (EUR)                                                 2,910             165
Electrobras                                                9,000              75
Empresa Nacional de Electricidad Chile ADR *               9,132              92
Exelon                                                     8,587             569
FirstEnergy                                                7,595             224
GPU                                                        2,000              70
Hong Kong Electric Holdings (HKD)                         14,000              48
Iberdrola (EUR)                                           11,800             141
National Grid Group (GBP)                                  4,600              40
Powergen (GBP)                                             5,500              45
Sony (JPY)                                                 2,500             189
TXU                                                        6,600             264
Unisource Energy                                             700              10
                                                                           2,133
Water Utilities 0.1%
Suez Lyonnaise des Eaux (EUR)                              1,200             203
                                                                             203
Total Utilities                                                            5,815

6
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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
CONSUMER NONDURABLES 7.5%
Cosmetics 0.4%
Chattem *                                                  1,500  $            7
Gillette                                                   9,000             305
International Flavors & Fragrances                        19,100             357
Kao (JPY)                                                  4,000             123
                                                                             792
Beverages 0.6%
Anheuser-Busch                                            11,400             541
Coca-Cola                                                  4,600             288
Diageo ADR                                                 2,950             123
Femsa UBD, Units
(Represents 1 Series B and 4 Series D shares) (MXN)       25,400              88
LVMH (EUR)                                                   955              63
PepsiCo                                                    6,000             272
                                                                           1,375
Food Processing 1.1%
American Italian Pasta *                                   1,800              41
Associated British Foods (GBP)                            18,100             124
Cadbury Schweppes (GBP)                                    8,300              58
Cadbury Schweppes ADR                                      3,000              86
Campbell                                                  11,200             374
Carrefour (EUR)                                            3,500             211
Casino Guich-Perrachon (EUR)                                 500              48
Danisco (DKK)                                                200               8
Eridania Beghin-Say (EUR)                                    540              54
G.I.B. Group (EUR)                                         1,300              54
General Mills                                             11,820             486
International Multifoods                                   5,800             112
Nestle (CHF)                                                  89             193
Quaker Oats                                                  300              26
Ralston Purina                                            14,100             371
Sara Lee                                                   5,200             125
Seneca Foods (Class A) *                                     800              10
Seneca Foods (Class B) *                                     700               9
Unilever                                                   2,617             162
                                                                           2,552

7
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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Hospital Supplies/Hospital Management 0.5%
Airgas *                                                   3,700  $           28
Allergan                                                     600              56
Baxter International *                                     3,800             329
Cephalon *                                                 1,581              73
Guidant *                                                    100               5
Hooper Holmes                                              3,900              39
Lincare Holdings *                                         3,000             132
Mentor                                                     5,800             105
Molecular Devices *                                          900              44
Renal Care Group *                                         2,150              47
Smith & Nephew (GBP)                                      26,272             119
Steris *                                                   2,700              40
Terumo (JPY)                                               4,000              79
                                                                           1,096
Pharmaceuticals 2.7%
American Home Products                                    25,260           1,519
Amgen *                                                    1,500              95
Arena Pharmaceuticals *                                      300               6
AstraZeneca Group (GBP)                                    3,500             179
AstraZeneca Group ADR                                      4,600             237
Aurora Biosciences *                                         800              26
Genetech *                                                 2,300             157
Glaxo Wellcome ADR                                         5,100             292
IDEC Pharmaceuticals *                                       400              70
Immunex *                                                  1,000              37
Incyte Genomics *                                            600              16
Johnson & Johnson                                          2,500             250
MedImmune *                                                2,300             122
Merck                                                      2,600             241
Novartis (CHF)                                               331             537
Noven Pharmaceuticals *                                      300               8
Novo Nordisk (DKK)                                           100              19
NPS Pharmaceuticals *                                      1,100              43
Pfizer                                                    24,885           1,103
Pharmacia                                                  6,926             422
Schering-Plough                                            4,500             252
Syngenta (CHF) *                                              82               3

8
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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Syngenta (London Exchange) (GBP) *                            86  $            4
Takeda Chemical Industries (JPY)                           4,000             247
Triangle Pharmaceuticals *                                 2,400              13
                                                                           5,898
Biotechnology 0.1%
Abgenix *                                                    400              20
Alkermes *                                                 1,200              36
COR Therapeutics *                                         1,400              50
Cubist Pharmaceuticals *                                     400              13
Deltagen *                                                   200               2
Eden Bioscience *                                            300              11
Edwards Lifesciences *                                     2,300              37
Gilead Sciences *                                            200              16
Inhale Therapeutic Systems *                               2,800             109
Neose Technologies *                                         100               3
Neurocrine Biosciences *                                     600              17
Serologicals *                                             2,000              19
Viropharma *                                                 400               6
                                                                             339
Health Care Services 0.4%
AmeriPath *                                                4,300              71
Boron Lepore & Associates *                                  600               6
CIGNA                                                      1,500             198
Orthodontic Centers of America *                           1,500              45
Packard BioScience *                                         400               4
UnitedHealth Group                                         2,800             328
Wellpoint Health Networks *                                1,500             162
Wilson Greatbatch Technologies *                           2,000              48
                                                                             862
Miscellaneous Consumer Products 1.7%
Bridgestone (JPY)                                          2,000              25
Coach *                                                      500              11
Colgate-Palmolive                                          9,700             570
Cone Mills *                                               4,600              15
Culp                                                       1,700               5
Dan River *                                                4,600              10
Electrolux (Class B) (SEK)                                 1,900              26
Energizer Holdings *                                       4,366              84

9
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Harcourt General                                           7,600  $          420
Koninklijke Philips Electronics ADR                        5,027             165
Lion Nathan (NZD)                                         20,000              44
Mattel                                                    23,900             302
Mitsui (JPY)                                              25,000             155
Newell Rubbermaid                                          8,100             157
Nintendo (JPY)                                             1,000             150
Philip Morris                                             23,450             895
Polymer Group                                              1,800              10
QuickSilver *                                              1,500              31
Reebok International *                                     1,500              32
Sola Internatioanl *                                       6,000              22
Stride Rite                                                4,800              29
Tomkins (GBP)                                             23,700              50
Unifi *                                                    2,700              23
UST                                                       14,200             337
Wacoal (JPY)                                               5,000              45
WestPoint Stevens                                          2,100              13
Yue Yuen Industrial (HKD)                                 44,000              85
                                                                           3,711
Total Consumer Nondurables                                                16,625

CONSUMER SERVICES             3.5%
Restaurants 0.1%
Applebee's                                                 1,400              46
Buca *                                                     4,000              63
PJ America *                                               1,200               9
Ruby Tuesday                                               3,000              46
Uno Restaurant *                                           2,200              18
                                                                             182
General Merchandisers 0.5%
Bon-Ton Stores *                                           5,300              15
Casey's General Stores                                     8,400              98
Columbia Sportswear *                                      1,800              74
Marui (JPY)                                                3,000              39
Neiman Marcus Group *                                      2,800              84
Target                                                     4,500             135

10
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Tesco (GBP)                                               63,821  $          258
Wal-Mart                                                   5,800             303
Wal-Mart de Mexico (MXN) *                                42,300              92
                                                                           1,098
Specialty Merchandisers 1.2%
Albertson's                                               12,800             327
CVS                                                        4,768             271
Home Depot                                                 4,800             188
Kroger *                                                   8,200             217
Loew's                                                       400              16
Nordstrom                                                 15,000             241
O' Charley's *                                             5,300              92
PurchasePro.com *                                          1,600              22
Safeway *                                                  7,000             413
Toys "R" Us *                                             26,700             506
Tupperware                                                19,300             352
Urban Outfitters *                                         1,800              14
Wild Oats Markets *                                        1,400               6
                                                                           2,665
Entertainment and Leisure 0.8%
Disney *                                                  25,800             746
Houghton Mifflin                                           1,900              70
Hutchison Whampoa (HKD)                                   29,300             350
MGM Grand                                                  2,400              69
Papa John's International *                                2,400              64
Sharp (JPY)                                                3,000              36
Sonic *                                                    1,100              43
Viacom (Class B) *                                         7,201             368
                                                                           1,746
Media and Communications 0.8%
American Tower (Class A) *                                   400              12
Asatsu                                                     2,000              51
Classic Communications (Class A) *                         1,700               6
Clear Channel Communications *                             4,300             217
Comcast (Class A Special) *                                1,600              62
Crown Castle International *                               2,100              50
Elsevier (EUR)                                             2,400              31
Emmis Broadcasting (Class A) *                             2,300              54

11
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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Infinity Broadcasting (Class A) *                          5,300  $          161
McGraw-Hill                                                1,700              90
Mediaset (EUR)                                             7,300              95
News Corporation ADR                                       2,300              80
Pegasus Communications *                                     800              21
Publishing & Broadcasting (AUD)                           13,000              87
R.R. Donnelley                                            32,400             725
Sinclair Broadcast Group (Class A) *                       5,600              49
Young Broadcasting (Class A) *                             1,400              38
                                                                           1,829
Printing and Publishing 0.1%
Reed International (GBP)                                  16,200             145
                                                                             145
Total Consumer Services                                                    7,665

CONSUMER CYCLICALS 2.0%
Automobiles and Related 0.4%
A.O. Smith (Class B)                                       6,350             106
Cycle & Carriage (SGD)                                     4,000               8
DaimlerChrysler (EUR)                                      1,400              54
Fiat (EUR)                                                 1,000              24
Honda Motor (JPY)                                          1,000              35
Honda Motor ADR                                            1,300              90
Keystone Automotive *                                      1,500               8
Littelfuse *                                               4,400             113
Peugeot (EUR)                                                866             179
Strattec Security *                                        1,000              33
Volkswagen (EUR)                                           2,400             119
Volvo (Class B) (SEK)                                        700              10
                                                                             779
Building and Real Estate 1.2%
Apartment Investment & Management, REIT                      800              37
Arden Realty, REIT                                         3,600              88
Capitaland (SGD) *                                        11,000              18
Cemex, Participating Certificates
(Represents 2 Series A and 1 Series B shares) (MXN)       22,128              88
Cheung Kong Holdings (HKD)                                17,000             191

12
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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

City Developments (SGD)                                    4,000  $           18
EastGroup Properties, REIT                                 4,200              83
Federal Realty Investment Trust, REIT                     19,400             373
First Washington Realty Trust, REIT                        1,600              41
Glenborough Realty Trust, REIT                             2,600              40
JP Realty, REIT                                            3,300              51
Parkway Properties, REIT                                   3,700             103
Reckson Associates Realty (Class B), REIT                  1,471              35
Reckson Associates Realty, REIT                           19,200             450
RMC (GBP)                                                  3,000              24
Simco (EUR)                                                  500              31
Simon Property Group, REIT                                16,668             382
Singapore Land (SGD)                                       8,000              16
Slough Estates (GBP)                                      12,800              71
Starwood Hotels & Resorts Worldwide, REIT                 15,100             483
Westfield Trust (AUD)                                     44,000              74
Woodhead Industries                                        3,300              72
                                                                           2,769
Miscellaneous Consumer Durables 0.4%
CompX                                                      2,300              28
Eastman Kodak                                             13,300             559
Harman                                                     5,800             212
Intranet Solutions *                                       1,200              44
OCE (EUR)                                                    400               6
                                                                             849
                                                                  --------------
Total Consumer Cyclicals                                                   4,397
                                                                  --------------
TECHNOLOGY 3.6%
Electronic Components 1.0%
Altera *                                                   5,000             120
American Superconductor *                                    800              19
Analog Devices *                                           2,900             144
Analogic                                                   2,100              73
Artesyn Technologies *                                     3,100             106
ASM Lithography Holding (EUR)                                600              13
ATMI *                                                     2,200              34
Benchmark Electronics *                                    2,200              63

13
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

EMC *                                                      2,200  $          164
Epcos (EUR) *                                                100               8
Exar *                                                     1,800              45
Flextronics International *                                6,900             173
Intel                                                      6,900             263
Kyocera (JPY)                                              1,000             131
LSI Logic *                                                3,600              65
Maxim Integrated Products *                                2,700             138
Methode Electronics (Class A)                              3,300              68
MKS Instruments *                                            100               1
Motorola                                                   2,000              40
PMC-Sierra *                                                 600              55
QLogic *                                                     600              49
QuickLogic *                                               2,500              17
Sez Holding (CHF)                                             38              22
SIPEX *                                                    1,800              46
Spirent (GBP)                                             13,200              96
Texas Instruments                                          3,900             145
Xilinx *                                                   2,300              90
                                                                           2,188
Electronic Systems 0.5%
Agilent Technologies *                                       700              36
Applied Biosystems Group                                   1,000              83
Applied Materials *                                        3,700             150
Applied Micro Circuits *                                   1,200              58
Armor Holdings *                                           5,600              89
Black Box *                                                2,000             112
Hewlett-Packard                                            2,900              92
KLA-Tencor *                                               1,800              49
Lifeline Systems *                                         2,000              26
Lo-Jack *                                                  3,400              25
Solectron *                                                4,200             118
STMicroelectronics (EUR)                                   2,200              93
Waters *                                                   3,800             244
                                                                           1,175
Information Processing 0.2%
Dell Computer *                                            7,900             152
F. Y. I. *                                                 3,000              88

14
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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Hitachi (JPY)                                              6,000  $           57
Hitachi ADR                                                1,900             180
                                                                  --------------
                                                                             477
                                                                  --------------
Office Automation 0.0%
Technitrol                                                 1,600              60
                                                                  --------------
                                                                              60
                                                                  --------------
Specialized Computer 0.1%
Activision *                                               1,100              12
Sun Microsystems *                                         1,800             137
Symbol Technologies                                          300              12
Virata *                                                     400               5
                                                                  --------------
                                                                             166
                                                                  --------------
Aerospace and Defense 0.1%
DONCASTERS ADR *                                             600              10
Harsco                                                     3,100              66
United Technologies                                          800              56
Woodward Governor                                          1,000              38
                                                                  --------------
                                                                             170
                                                                  --------------
Telecommunications 1.7%
Airgate PCS *                                                400               9
Airnet Communications *                                      200               2
Alcatel (EUR)                                              3,370             167
Avaya *                                                      500               6
China Mobile (Hong Kong) ADR *                             1,700              45
Cisco Systems *                                           14,300             684
Corning                                                    9,000             526
Deutsche Telekom (EUR)                                     7,800             245
Ditech Communications *                                      600               9
Eircom (EUR)                                               6,300              14
France Telecom ADR                                         2,500             213
Harmonic Lightwaves *                                      2,900              22
JDS Uniphase *                                               700              35
LM Ericsson (Class B) ADR                                 21,700             248
Lucent Technologies                                        6,000              93
Marconi (GBP)                                              6,600              62
Nokia ADR                                                 16,900             722
Nortel Networks                                            5,100             193
Pacific Century CyberWorks ADR                             2,457              14

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Peco II *                                                  1,100  $           16
QUALCOMM *                                                   200              16
SDL *                                                        900             164
Singapore Telecommunications (SGD)                        50,000              83
Sonera Group (EUR)                                         2,800              54
Tellabs *                                                    700              37
Telstra (AUD)                                             23,500              77
Vyyo *                                                       600               5
West TeleServices *                                        1,700              45
                                                                  --------------
                                                                           3,806
                                                                  --------------
Total Technology                                                           8,042
                                                                  --------------

EDUCATION          0.0%
ITT Educational Service *                                    300               6
Societe BIC                                                  800              29
                                                                  --------------
Total Education                                                               35
                                                                  --------------

CAPITAL EQUIPMENT           1.1%
Electrical Equipment 0.8%
ABB (CHF)                                                  1,353             123
Bang & Olufsen (Class B) (DKK)                             1,300              56
Canon (JPY)                                                4,000             157
GE                                                        14,500             719
Getronics (EUR)                                            1,200               6
hi/fn *                                                    1,100              36
LSI Industries                                             2,800              59
Matsushita Electric Industrial (JPY)                       9,000             225
Mitsubishi Electric (JPY)                                 18,000             117
Tyco International                                         5,494             290
                                                                  --------------
                                                                           1,788
                                                                  --------------
Machinery          0.3%
Actuant                                                    5,700              21
Alstom (EUR)                                               1,700              40
Brooks Automation *                                        1,300              29
Danaher                                                    3,600             235
Deere                                                      3,500             142

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

GKN (GBP)                                                  3,000  $           33
NN Ball & Roller                                           1,700              14
Saurer (CHF) *                                                66              29
                                                                             543
                                                                  --------------
Total Capital Equipment                                                    2,331
                                                                  --------------

BUSINESS SERVICES AND TRANSPORTATION 3.5%
Computer Service and Software 1.5%
724 Solutions *                                              100               2
Actuate *                                                    800              16
America Online *                                           9,500             386
Analysts International                                     2,900              15
Ariba *                                                    1,300              81
Automatic Data Processing                                  4,600             304
BISYS Group *                                              2,400             103
Cambridge Partners *                                       1,400               3
Concord Communications *                                   1,000               6
Digital Impact *                                           2,400               7
Electronic Arts *                                            600              21
First Data                                                 5,518             282
Fujitsu (JPY)                                              7,000             112
Genomica *                                                   100               1
Great Plains Software *                                      800              37
IGate Capital *                                            1,900               8
Interact Commerce *                                        1,300              10
Intuit *                                                   1,500              68
Jack Henry & Associates                                      300              16
Juniper Networks *                                           700              87
Keynote Systems *                                          1,300              24
Loislaw.com *                                                700               1
Macromedia *                                                 700              45
Microsoft *                                               10,700             614
net.Genesis *                                              1,500               5
NetIQ *                                                    1,100              88
Oracle *                                                  11,700             310
Packeteer                                                  1,000              13
Peregrine Systems *                                        1,400              23

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Pixelworks                                                   500  $           12
Progress Software *                                        7,700              99
PSINet *                                                   2,070               2
Quest Software *                                             300               8
Register.com *                                               600               4
SAP (EUR)                                                    800              84
Sema (GBP)                                                 1,900               8
Siebel Systems *                                           2,000             140
Softbank (JPY)                                               700              37
Sonicwall *                                                  500               8
SPSS *                                                     1,400              22
SunGard Data Systems *                                       200              10
Telecommunication Systems *                                  100               1
USinternetworking *                                        3,900              11
Verisign *                                                   200              17
VERITAS Software *                                         1,125             110
Verity *                                                   1,000              15
WebTrends *                                                1,700              43
Zebra Technologies (Class A) *                               800              33
                                                                  --------------
                                                                           3,352
                                                                  --------------
Distribution Services 0.2%
MSC Industrial Direct *                                    2,200              34
Primesource                                                  600               3
SCP Pool *                                                 4,550             123
SunSource *                                                1,800               6
TNT Post Group (EUR)                                         900              21
United Stationers *                                        2,800              72
Watsco (Class A)                                           4,050              44
                                                                  --------------
                                                                             303
                                                                  --------------
Environmental 0.1%
CUNO *                                                     1,900              55
IT Group *                                                 2,700              11
Rentokil Initial (GBP)                                    13,400              38
Waterlink *                                                2,600               1
                                                                  --------------
                                                                             105
                                                                  --------------
Transportation Services 0.3%
Bergesen (Class A) (NOK)                                   3,200              55
C.H. Robinson Worldwide                                    1,100              62

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Comfort Systems USA *                                      3,300  $           10
EGL *                                                      1,750              60
Expeditors International of Washington                     1,900              99
Heartland Express *                                          300               6
Hub Group (Class A) *                                        500               4
International Shipholding                                    700               5
Mitsubishi Heavy Industries (JPY)                         71,000             310
Seacor Smit *                                              2,700             113
UTI Worldwide *                                            1,200              20
                                                                  --------------
                                                                             744
                                                                  --------------
Miscellaneous Business Services 1.1%
AnswerThink *                                              1,800              10
British Airport Authorities (GBP)                          5,300              45
Concord EFS *                                                200               9
Corio *                                                      200               1
Electro Rent *                                             3,000              34
Exodus Communications *                                    1,300              30
G&K Services                                               2,100              57
H&R Block                                                 15,700             552
Hays (GBP)                                                 7,700              40
Herman Miller                                              1,200              28
Insituform Technologies (Class A) *                        3,800             129
Iron Mountain *                                            3,600             119
Ivex Packaging *                                           4,100              36
Kforce.com *                                               2,600              12
Maximus *                                                  4,000             113
McGrath RentCorp                                           1,400              25
MPW Industrial Services Group *                            3,300               6
New England Business Service                               4,700              74
Omnicom Group                                              2,400             189
Strayer Education                                          2,200              55
Tetra Tech *                                               3,762             132
Vedior (EUR)                                               1,700              19
Waste Management                                          33,306             797
                                                                  --------------
                                                                           2,512
                                                                  --------------
Airlines 0.1%
Midwest Express Holdings *                                 2,500              39
Singapore Airlines (SGD)                                  11,400             110
                                                                  --------------
                                                                             149
                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Railroads 0.2%
Norfolk Southern                                          30,900  $          444
Railtrack Group (GBP)                                      4,000              54
                                                                  --------------
                                                                             498
                                                                  --------------
Total Business Services and Transportation                                 7,663
                                                                  --------------
ENERGY 3.8%
Energy Services 0.7%
Atwood Oceanics *                                          1,500              47
Baker Hughes                                              26,900             890
BJ Services *                                              1,100              59
Cooper Cameron *                                             500              27
Grant Prideco *                                              800              11
Hydril *                                                     700              12
Johnson Electric Holdings (HKD)                          162,000             304
Kansai Electric Power (JPY)                                4,000              67
Smith International *                                        500              29
Tokyo Electric Power (JPY)                                 3,000              71
Weatherford International *                                  800              27
                                                                  --------------
                                                                           1,544
                                                                  --------------
Exploration and Production 0.6%
Barrett Resources *                                        3,400             131
Chieftain International *                                  3,300              74
Cross Timbers Oil                                          5,550             110
Forest Oil *                                               5,100              63
Key Energy Services *                                      6,300              46
National Oilwell *                                         1,700              54
Noble Affiliates                                           2,900             108
Santos (EUR)                                              18,500              60
Unocal                                                    19,100             652
                                                                  --------------
                                                                           1,298
                                                                  --------------
Integrated Petroleum - Domestic 0.5%
Amerada Hess                                               1,200              74
Conoco (Class B)                                           7,069             177
USX-Marathon                                              28,000             738
                                                                  --------------
                                                                             989
                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Integrated Petroleum - International 2.0%
BP Amoco ADR                                              29,902  $        1,419
Chevron                                                    3,400             278
ENI (EUR)                                                  8,200              49
ENI SPA ADR                                                1,900             116
Exxon Mobil                                               12,593           1,108
Petroleo Brasileiro (Petrobras) ADR                        6,800             163
Repsol                                                     3,400              56
Royal Dutch Petroleum                                      9,200             549
Shell Transport & Trading ADR                              2,900             138
Texaco                                                     4,500             261
TotalFinaElf (Class B) (EUR)                               1,711             245
TotalFinaElf ADR                                             374              27
                                                                           4,409
Gas Transmission 0.0%
El Paso Energy                                             1,300              78
                                                                              78
                                                                  --------------
Total Energy                                                               8,318
                                                                  --------------

PROCESS INDUSTRIES  1.7%

Diversified Chemicals 0.5%
Arch Chemicals                                             4,500              81
Cabot Microelectronics *                                     900              33
Dow Chemical                                              12,700             388
DuPont                                                     3,502             148
Hercules                                                  19,300             367
                                                                  --------------
                                                                           1,017
                                                                  --------------

Specialty Chemicals 0.7%
3M                                                         5,400             539
Akzo Nobel (EUR)                                             600              28
BASF (EUR)                                                 3,830             144
Great Lakes Chemical                                       9,440             330
Imperial Chemical ADR                                      1,000              27
MacDermid                                                    300               6
Norsk Hydro (NOK)                                          2,200              88
Pall                                                      17,300             345
Sumitomo Chemicals (JPY)                                  14,000              62
                                                                  --------------
                                                                           1,569
                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Paper and Paper Products 0.3%
Buckeye Technologies *                                     3,200  $           41
Jefferson Smurfit (GBP)                                      147               0
Kimberly-Clark                                             6,900             483
Kimberly-Clark de Mexico (Class A) (MXN)                  36,100              90
Smurfit-Stone Container *                                    900              11
                                                                  --------------
                                                                             625
                                                                  --------------

Forest Products 0.2%
Georgia-Pacific                                            6,636             167
Rio Tinto (GBP)                                            2,000              30
Weyerhaeuser                                               7,400             324
                                                                  --------------
                                                                             521
                                                                  --------------

Building and Construction 0.0%
Dal-Tile International *                                   1,200              14
Eiffage (EUR)                                                700              35
Layne Christensen *                                        2,000               8
Simpson Manufacturing *                                      700              33
Trex *                                                       400               9
U.S. Aggregates                                            1,900              17
                                                                  --------------
                                                                             116
                                                                  --------------
Total Process Industries                                                   3,848
                                                                  --------------

BASIC MATERIALS 0.7%

Metals 0.6%
Alcoa                                                     17,720             499
Gibraltar Steel                                            1,000              14
Material Sciences *                                        4,800              47
Matthews International (Class A)                           4,700             136
Pechiney (EUR)                                               700              27
Phelps Dodge                                              13,300             653
                                                                  --------------
                                                                           1,376
                                                                  --------------

Mining 0.1%
Battle Mountain Gold *                                    14,200              22
Lihir Gold (AUD) *                                        47,140              15
Rio Tinto (EUR)                                            8,400             116
Union Miniere (EUR)                                        1,500              53
                                                                  --------------
                                                                             206
                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                      15,750  $            5
                                                                               5
                                                                  --------------
Total Basic Materials                                                      1,587
                                                                  --------------

MISCELLANEOUS 0.0%

Miscellaneous 0.0%
Syngenta ADR *                                               572               5
Other Miscellaneous Common Stocks                          1,400              20
                                                                  --------------
                                                                              25
                                                                  --------------

Conglomerates 0.0%
Orkla (Class A) (NOK)                                      1,000              18
                                                                              18
                                                                  --------------
Total Miscellaneous                                                           43
                                                                  --------------

FOREIGN 1.8%

Europe 1.0%
Aventis (EUR)                                              2,800             220
Bank of Scotland (GBP)                                    18,000             174
BG Group (GBP)                                            15,122              62
BNL (EUR)                                                  7,100              22
Brembo (EUR) *                                             2,500              21
Cap Gemini (EUR)                                             300              41
Credit Suisse Group (CHF)                                  1,200             209
CSM (EUR)                                                  1,200              30
Deutz (EUR) *                                              8,200              20
DnB Holding (NOK)                                          4,600              21
EM.TV (EUR)                                                  500               8
Essilor International (EUR)                                  116              34
Fortis B (EUR)                                             1,900              56
Granada Compass (GBP) *                                    5,641              53
Ifil (EUR)                                                 1,400              11
Lafarge (EUR)                                                400              30
Lattice Group (GBP) *                                     15,122              32
Merck KGaA (EUR)                                           2,200              86
Metro (EUR)                                                  500              21
Munich Re (EUR)                                            1,000             325

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands


Nordic Baltic Holding (SEK) *                             19,444  $          139
Novozymes (B Shares) (DKK) *                                 100               2
OMV (EUR)                                                    100               7
Prosegur Seguridad (EUR)                                   4,800              50
Publicis Groupe (EUR)                                      2,030              60
Radiometer (DKK)                                             800              20
Rolls Royce (GBP)                                         24,100              71
Sandvik (SEK)                                              1,400              30
Seat Pagine Gialle (EUR) *                                   856               2
Securitas (Class B) (SEK)                                  1,500              24
SGL Carbon (EUR) *                                           300              15
Sodexho Alliance (EUR)                                       500              90
Svenska Cellulosa (SEK)                                    3,100              61
Swatch (CHF)                                                 132              31
Tullow Oil (EUR) *                                           114               0
                                                                  --------------
                                                                           2,078
                                                                  --------------
Far East 0.6%
Advantest (JPY)                                              600              70
Asahi Breweries (JPY)                                      7,000              74
Ashikaga Bank (JPY) *                                     29,000              53
Daiei (JPY) *                                             14,000              28
Fujikura (JPY)                                            25,000             215
Maeda Road Construction (JPY)                             16,000              68
Mitsubishi Chemical (JPY)                                 22,000              62
Mizuho Holdings (JPY)                                         34             220
Nissan Motor (JPY) *                                      23,000             140
Showa Shell Sekiyu (JPY)                                   4,000              20
Singapore Press Holdings (SGD)                             6,000              93
Takashimaya (JPY)                                          6,000              43
Teijin (JPY)                                              19,000              88
Toho (JPY)                                                 1,000             134
Yakult Honsha (JPY)                                        4,000              46
                                                                  --------------
                                                                           1,354
                                                                  --------------

Other Foreign 0.2%
San Paolo IMI (EUR)                                          451               7
Siemens (EUR)                                              1,900             216
Unibanco GDR                                               3,300              73

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Valicert *                                                     1,600   $      11
Woolworths (AUD)                                              32,800         134
                                                                       ---------
                                                                             441
                                                                       ---------
Total Foreign                                                              3,873
                                                                       ---------
Total Common Stocks (Cost $80,721)                                        86,184
                                                                       ---------

CORPORATE BONDS 20.9%

Abitibi Consolidated, Sr. Notes, 8.55%, 8/1/10         $     400,000         390
Acme Television, Sr. Notes, 10.875%, 9/30/04                  75,000          66
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07             200,000         184
Agrosy Gaming, Sr. Notes, 10.75%, 6/1/09                     200,000         206
AIG Sunamerica Global Financing,
   Sr. Notes, (144a) 7.60%, 6/15/05 +                        600,000         620
Alaska Communications, Sr. Sub. Notes, 9.375%,5/15/09        200,000         164
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07        250,000         193
American Builders & Contractors Supply,
   Sr. Sub. Notes, 10.625%, 5/15/07                          300,000         243
American Express, 7.60%, 8/15/02                             300,000         302
American Standard, 9.25%, 12/1/16                             40,000          39
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07               100,000          99
Amkor Technology, Sr. Notes, 9.25%, 5/1/06                   175,000         165
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08          200,000         192
AT&T, Sr. Notes, 6.00%, 3/15/09                              350,000         312
Avis Group Holdings, Sr. Sub. Notes, 11.00%, 5/1/09          250,000         267
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                    500,000         332
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07        350,000         318
BBV International Finance, 7.00%, 12/1/25                  1,000,000         876
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                        200,000         182
California Special Purpose Trust, 6.42%, 9/25/08             600,000         598
Capital One Bank, Sr. Notes, 8.25%, 6/15/05                  350,000         344
Capital One Master Trust, 7.90%, 10/15/10                    400,000         407
Case Equipment Loan Trust, 5.83%, 2/15/05                    509,983         505
CE Electric UK Funding, 6.853%, 12/30/04 +                 1,850,000       1,798
Chancellor Media, Sr. Notes, 8.00%, 11/1/08                  250,000         250
Charter Communications, Sr. Notes, 8.25%, 4/1/07             250,000         217
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                     200,000         200
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                  250,000         155

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

--------------------------------------------------------------------------------------

                                                             Shares/Par         Value
--------------------------------------------------------------------------------------
                                                                         In thousands

CIT Equipment Collateral Trust, 6.93%, 7/20/11            $     600,000  $        605
CIT RV Trust, 6.09%, 2/15/12                                    800,000           794
CMS Energy, Sr. Notes, 9.875%, 10/15/07                         250,000           257
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                      150,000           151
COMM 2000
   7.416%, 4/15/10                                              400,000           403
   7.494%, 4/15/10                                              325,000           333
Comstock Resources, 11.25%, 5/1/07                              175,000           179
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09        300,000           258
Container Corp. of America
   Sr. Notes, 9.75%, 4/1/03                                     100,000           100
   Gtd. Notes, 10.75%, 5/1/02                                   100,000           101
Cott, Sr. Notes
   8.50%, 5/1/07                                                100,000            93
   9.375%, 7/1/05                                               100,000            97
Courtyard by Marriott II, Sr. Sec. Notes, 10.75%, 2/1/08        500,000           497
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                       700,000           704
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                    200,000           140
Dealer Auto Receivables Trust, 7.12%, 3/15/05                   600,000           609
Delta Air Lines, ETC, 10.00%, 5/17/10                           146,000           153
Deutsche Telekom International, 8.00%, 6/15/10                  400,000           405
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                  300,000           216
Dobson Communications, 10.875%, 7/1/10                          200,000           192
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07 *                      150,000             9
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                           75,000            59
Energy, Sr. Sub. Notes, 9.50%, 5/15/07                          100,000            78
Exodus Communications, Sr. Notes, 10.75%, 12/15/09 +            200,000           158
Fairfax Financial, 8.25%, 10/1/15                             1,850,000         1,552
Flextronics International, (144a), 9.875%, 7/1/10 +             200,000           190
Focal Communications, 11.875%, 1/15/10                          100,000            52
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09                    600,000           530
Frontier Oil, 11.75%, 11/15/09                                   25,000            25
Frontiervision
   Sr. Notes, 11.00%, 10/15/06                                  200,000           172
   11.875%, 9/15/07                                             200,000           156
General Electric Capital, 7.50%, 5/15/05                      1,000,000         1,041
Geophysique, Sr. Notes, 10.625%, (144a), 11/15/07 +             150,000           150

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

-------------------------------------------------------------------------------------------

                                                                   Shares/Par         Value
-------------------------------------------------------------------------------------------
                                                                               In thousands

Global Crossing Holdings, Sr. Notes, 9.50%, 11/15/09            $     300,000   $       253
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07                       100,000            75
Goldman Sachs, Sr. Notes, 7.80%, 1/28/10                              650,000           657
Harrahs, Sr. Sub. Notes, 7.875%, 12/15/05                             250,000           243
Hawk, Sr. Notes, 10.25%, 12/1/03                                      300,000           285
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +                      125,000           119
Hewlett Packard, 7.15%, 6/15/05                                       400,000           406
Hexcel, Sr. Sub. Notes, 9.75%, 1/15/09                                125,000           115
HMH Properties, Sr. Notes, 7.875%, 8/1/08                             100,000            92
Hollinger International Publishing, Gtd. Notes
   9.25%, 3/15/07                                                     500,000           492
Insight Midwest, (144a), 10.50%, 11/1/10 +                            500,000           497
Intermedia Communications of Florida, Sr. Disc. Notes
   STEP, 0%, 7/15/07                                                  250,000           200
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06                   100,000            86
International Game Technology, Sr. Notes, 8.375%, 5/15/09             500,000           487
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05                    200,000           196
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06                     100,000            50
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09                 125,000           106
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                               150,000           126
Jack in the Box, Sr. Sec. Notes, 9.75%, 11/1/03                        75,000            75
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06 *                350,000             5
JP Morgan Commercial Mortgage Finance, 7.680%, 8/15/32                400,000           410
KPN, Sr. Notes, (144a), 8.00%, 10/1/10 +                              700,000           678
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09                  675,000           660
Lear, Sr. Notes, 7.96%, 5/15/05                                       125,000           117
Lehman Brothers Holdings, 7.875%, 8/15/10                             450,000           446
Lennar, Sr. Notes, 9.95%, 5/1/10                                      200,000           198
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09                  100,000           104
Lockheed Martin, 8.20%, 12/1/09                                       800,000           855
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                                 250,000           233
MBNA, Sr. Notes, 7.75%, 9/15/05                                       350,000           344
McLeod USA, Sr. Disc. Notes, STEP, 0%, 3/1/07                         100,000            77
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08                 250,000           193
Metronet Communications, Sr. Disc. Notes
   STEP, 0%, 6/15/08                                                  350,000           280
Mohegan Tribal Gaming Authority, Sr. Notes, 8.125%, 1/1/06            200,000           195
Morgan Stanley Dean Witter, 7.75%, 6/15/05                            300,000           308

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

----------------------------------------------------------------------------------------------

                                                                      Shares/Par         Value
----------------------------------------------------------------------------------------------
                                                                                  In thousands

Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06              $     250,000   $       247
Nextel Communications, Sr. Disc. Notes
   STEP, 0%, 10/31/07                                                    900,000           621
Nextlink Communications, Sr. Disc. Notes
   STEP, 0%, 6/1/09                                                      425,000           142
Nissan Auto Receivables Owner Trust, 6.72%, 8/16/04                      375,000           376
Northern Trust, 6.65%, 11/9/04                                         1,000,000           996
Northland Cable Television, Sr. Sub. Notes,
   10.25%, 11/15/07                                                      150,000           110
NTL Communications, (144a), 11.875%, 10/1/10 +                           100,000            82
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                             200,000           199
Omnicare, 5.00%, 12/1/07                                                 150,000           112
Orange, Sr. Notes, 9.00%, 6/1/09                                         500,000           515
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +                200,000           214
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                            50,000            52
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09               500,000           514
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05                      200,000           184
Premier Parks, Sr. Disc. Notes, STEP, 0%, 4/1/08                         500,000           337
Price Communications Wireless, Sr. Notes
   9.125%, 12/15/06                                                      500,000           515
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07                      100,000           100
Principal Mutual, (144a), 8.00%, 3/1/44 +                                850,000           749
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06                 150,000           159
Qwest Capital Funding,(144a), 7.90%, 8/15/10 +                           775,000           788
Qwest Communications,
   Sr. Disc. Notes, STEP, 0%, 10/15/07                                   600,000           540
   Sr. Notes, 7.50%, 11/1/08                                              50,000            49
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                                  500,000           462
Raytheon, Sr. Notes, 5.70%, 11/1/03                                      500,000           486
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
   10.00%, 3/15/05                                                        90,000            95
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06 *                        50,000             0
Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10                325,000           335
Securitized Asset Sales, 7.41%, 9/25/24                                  450,000           445
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07                100,000            86
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06                       500,000           462
Sprint, Sr. Notes, 6.125%, 11/15/08                                      275,000           245
State Street, Sub. Notes, 7.65%, 6/15/10                                 265,000           271

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06      $       200,000    $          204
Telecorp PCS, STEP, 0%, 4/15/09                                150,000                95
Telefonica Europe, Sr. Sub. Notes, 7.75%, 9/15/10              360,000               359
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                    250,000               246
Textron, Sr. Notes, 6.375%, 7/15/04                            600,000               591
Time Warner Telecom, Sr. Notes, 9.75%, 7/15/08                  50,000                42
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07            575,000               580
TravelCenters of America, Sr. Sub. Notes, (144a)
     12.75%, 5/1/09 +                                          400,000               378
Triton PCS, Sr. Sub. Disc. Notes, STEP, 0%, 5/1/08             250,000               185
United International Holdings, Sr. Disc. Notes
     STEP, 0%, 2/15/08                                         300,000               123
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05          150,000                72
Voicestream Wireless, Sr. Notes, 10.375%, 11/15/09             500,000               535
Waste Management, Sr. Notes, 7.70%, 10/1/02                    400,000               396
Wells Fargo, Sr. Notes, 7.25%, 8/24/05                         900,000               917
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07                75,000                77
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05             200,000               192
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/05                  175,000               124
Worldcom, 8.25%, 5/15/10                                       700,000               728
Ziff Davis Media, Sr. Sub. Notes, (144a), 12.00%,              125,000               104
                                                                          --------------
7/15/10 +
Total Corporate Bonds (Cost $49,471)                                              46,182
                                                                          --------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 10.2%
Federal Home Loan Mortgage, 7.00%, 11/1/30                   1,125,000             1,115
Federal National Mortgage Assn.
     REMIC, 6.50%, 3/20/23                                     609,654               602
     7.00%, 4/18/22                                          1,102,913             1,100
     7.50%, 8/1/30                                           1,495,718             1,506
Government National Mortgage Assn. I
     6.00%, 5/15/26 - 12/15/28                                 484,174               463
     6.50%, 4/15/26 - 5/15/29                                7,809,409             7,626
     7.00%, 2/15/27 - 1/15/29                                7,839,199             7,807
     7.50%, 9/15/22 - 12/15/25                                 533,600               542
     8.00%, 1/15/22 - 11/15/24                                 244,305               251

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands
           8.50%, 9/15/24                             $        131,766      $        136
           10.50%, 2/15 - 8/15/13                                4,038                 4
   II
           7.00%, 2/20/27 - 4/20/30                          1,434,801             1,425
           8.00%, 10/20/25                                      64,927                66
   Total U.S. Government Mortgage-Backed Securities
                                                                            ------------
   (Cost $22,925)                                                                 22,643
                                                                            ------------


U.S. GOVERNMENT  OBLIGATIONS/
AGENCIES   16.5%

Tennessee Valley Authority
   5.88%, 4/1/36                                                2,475,000          2,445
   6.235%, 7/15/45                                                500,000            501
U.S. Treasury Bonds
   5.50%, 8/15/28                                               1,600,000          1,554
   6.75%, 8/15/26                                              10,970,000         12,433
   7.50%, 11/15/16                                              1,150,000          1,360
U.S. Treasury Inflation-Indexed Notes
   3.375%, 1/15/07                                                328,839            320
   3.625%, 7/15/02                                              1,545,037          1,545
U.S. Treasury Notes
   5.50%, 7/31/01                                               3,615,000          3,600
   5.75%, 8/15/10                                                 500,000            511
   5.875%, 11/15/04                                            10,790,000         10,925
   6.125%, 8/15/07                                                910,000            942
   6.50%, 8/15/05                                                 300,000            312
                                                                            ------------
Total U.S. Government Obligations/Agencies (Cost$35,556)                        $ 36,448
                                                                            ------------
SHORT-TERM  INVESTMENTS    12.8%
Money Market Funds  12.8%

Reserve Investment Fund, 6.70% #                               28,393,108         28,393
                                                                            ------------
Total Short-Term Investments (Cost $28,393)                                       28,393
                                                                            ------------

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

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
99.4% of Net Assets (Cost $217,066)                               $      219,850

Other Assets Less Liabilities                                              1,379

NET ASSETS                                                        $      221,229
                                                                  --------------
    + Private placement
    # Seven-day yield
    * Non-income producing
  ADR American Depository Receipt
  GDR Global Depository Receipt
  ETC Equipment Trust Certificate
 REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s) 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.9% of net assets.
  AUD Australian dollar
  CHF Swiss franc
  DKK Danish krone
  EUR Euro
  GBP British sterling
  HKD Hong Kong dollar
  JPY Japanese yen
  MYR Malaysian ringgit
  NOK Norwegian krone
  NZD New Zealand dollar
  SEK Swedish krona
  SGD Singapore dollar

The accompanying notes are an integral part of these financial statements.

31
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

STATEMENT OF ASSETS AND  LIABILITIES
In thousands

   Assets
   Investments in securities, at value (cost $217,066)              $    219,850
   Securities lending collateral                                          31,993
   Other assets                                                            4,909
                                                                    ------------
   Total assets                                                          256,752
                                                                    ------------
   Liabilities
   Obligation to return securities lending collateral                     31,993
   Other liabilities                                                       3,530
                                                                    ------------
   Total liabilities                                                      35,523
                                                                    ------------
   NET ASSETS                                                       $    221,229
                                                                    ------------
   Net Assets Consist of:
   Accumulated net investment income - net of distributions         $      1,551
   Accumulated net realized gain/loss - net of distributions               3,155
   Net unrealized gain (loss)                                              2,776
   Paid-in-capital applicable to 16,947,877 shares of
   $0.0001 par value capital stock outstanding;
   1,000,000,000 shares of the Corporation authorized                    213,747
                                                                    ------------
   NET ASSETS                                                       $    221,229
                                                                    ------------
   NET ASSET VALUE PER SHARE                                        $      13.05
                                                                    ------------
The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited
-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                   6 Months
                                                                      Ended
                                                                   11/30/00
Investment Income (Loss)
Income
Interest                                                       $      4,468
Dividend                                                                696
Other                                                                    44
Total income                                                          5,208
Expenses
Investment management                                                   461
Shareholder servicing                                                   350
Custody and accounting                                                   90
Prospectus and shareholder reports                                       18
Registration                                                             14
Legal and audit                                                           6
Directors                                                                 3
Miscellaneous                                                             2
Total expenses                                                          944
Expenses paid indirectly                                                 (1)
Net expenses                                                            943
Net investment income (loss)                                          4,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                                            2,017
Foreign currency transactions                                           (14)
Net realized gain loss                                                2,003
Change in net unrealized gain or loss
Securities                                                          (1,853)
Other assets and liabilities
denominated in foreign currencies                                       (5)
Change in net unrealized gain or loss                               (1,858)
Net realized and unrealized gain (loss)                                145
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $      4,410
                                                              ============
The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                        6 Months          Year
                                                           Ended         Ended
                                                        11/30/00       5/31/00
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)                        $      4,265  $      8,297
Net realized gain (loss)                                   2,003         2,224
Change in net unrealized gain or loss                     (1,858)       (2,193)
Increase (decrease) in net assets from operations          4,410         8,328
Distributions to shareholders
Net investment income                                     (4,215)       (8,306)
Net realized gain                                              -        (5,649)
Decrease in net assets from distributions                 (4,215)      (13,955)
Capital share transactions *
Shares sold                                               50,004        69,461
Distributions reinvested                                   4,159        13,769
Shares redeemed                                          (32,014)      (86,926)
Increase (decrease) in net assets from capital
shares redeemed                                           22,149        (3,696)

Net Assets
Increase (decrease) during period                         22,344        (9,323)
Beginning of period                                      198,885       208,208
End of period                                       $    221,229 $     198,885
                                                    ==========================
*Share information
Shares sold                                                3,753         5,314
Distributions reinvested                                     317         1,066
Shares redeemed                                           (2,425)       (6,674)
Increase (decrease) in shares outstanding                  1,645          (294)

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

NOTES TO  FINANCIAL  STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2000, the value of loaned securities was $31,077,000; aggregate collateral consisted of $31,993,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $67,619,000 and $55,738,000, respectively, for the six months ended November 30, 2000. Purchases and sales of U.S. government securities aggregated $14,621,000 and $10,175,000, respectively, for the six months ended November 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $217,066,000. Net unrealized gain aggregated $2,784,000 at period-end, of which $15,559,000 related to appreciated investments and $12,775,000 to depreciated investments.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $89,000 was payable at November 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $27,000 of management fees were not accrued by the fund for the six months ended November 30, 2000. At November 30, 2000, unaccrued fees in the amount of $10,000 remain subject to reimbursement through May 31, 2000, and $27,000 through May 31, 2004.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $358,000 for the six months ended November 30, 2000, of which $54,000 was payable at period-end.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2000, totaled $828,000 and are reflected as interest income in the accompanying Statement of Operations.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/00

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $748,000 of the fund's distributed income qualified for the divi-dends-received deduction.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

C11-058 11/30/00